Intangible Assets and Goodwill - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Balance at beginning of the period			R$ 4,985,385	R$ 5,086,937
Additions			42,793	37,461
Disposals			(164)	(1,950)
Amorization			(146,854)	(137,063)
Transfers
Balance at end of the period		R$ 5,086,937	4,924,726	4,985,385
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period			76,325	60,088
Additions			11,813	19,897
Disposals			(77)
Amorization			(23,861)	(18,794)
Transfers			19,215	15,134
Balance at end of the period		60,088	83,415	76,325
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period			1,010,722	1,093,885
Additions
Disposals
Amorization			(86,517)	(83,163)
Transfers			28
Balance at end of the period		1,093,885	928,858	1,010,722
Trademark license
Intangible Assets and Goodwill
Balance at beginning of the period			584,035	610,541
Additions
Disposals
Amorization			(26,506)	(26,506)
Transfers			(3)
Balance at end of the period		610,541	573,586	584,035
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period			4,563	6,062
Additions			603
Disposals			(87)	(1,950)
Amorization			(176)	(7,806)
Transfers				8,257
Balance at end of the period		6,062	6,243	4,563
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period			14,051	30,098
Additions			6,188	7,344
Disposals
Amorization
Transfers			(19,240)	(23,391)
Balance at end of the period		30,098	999	14,051
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period			3,286,263	3,286,263
Additions
Disposals
Amorization
Transfers
Balance at end of the period		3,286,263	3,307,805	3,286,263
Vasta Platform (Successor)
Intangible Assets and Goodwill
Balance at beginning of the period			4,985,385	5,086,937
Additions		10,686		37,461
Disposals		(2,894)		(1,950)
Amorization		(20,686)		(137,063)
Transfers
Balance at end of the period		5,086,937		4,985,385
Vasta Platform (Successor) | Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period			76,325	60,088
Additions		4,168		19,897
Disposals		(2,734)
Amorization		(598)		(18,794)
Transfers		29,909		15,134
Balance at end of the period		60,088		76,325
Vasta Platform (Successor) | Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period			1,010,722	1,093,885
Additions
Disposals
Amorization		(15,503)		(83,163)
Transfers
Balance at end of the period		1,093,885		1,010,722
Vasta Platform (Successor) | Trademark license
Intangible Assets and Goodwill
Balance at beginning of the period			584,035	610,541
Additions
Disposals
Amorization		(4,417)		(26,506)
Transfers
Balance at end of the period		610,541		584,035
Vasta Platform (Successor) | Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period			13,989	6,062
Additions		360		10,220
Disposals		(160)		(1,950)
Amorization		(168)		(8,600)
Transfers				8,257
Balance at end of the period		6,062		13,989
Vasta Platform (Successor) | In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period	[1]		14,051	30,098
Additions		6,158		7,344
Disposals
Amorization
Transfers		(29,909)		(23,391)
Balance at end of the period	[1]	30,098		14,051
Vasta Platform (Successor) | Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period			R$ 3,286,263	3,286,263
Additions
Disposals
Amorization
Transfers
Balance at end of the period		R$ 3,286,263		R$ 3,286,263

[1]	Substantially refers to development of the projects related to Plurall, project to improve the digital platform and other projects related to enterprise resource management (ERP) solutions.